Other (Income) Expense - Schedule of Other (Income) Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Unrealized (gain) loss on equity securities	$ (7.9)	$ 4.9
Other	(0.3)	(4.8)
Total other (income) expense	$ (8.2)	$ 0.1